INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES	5. Inventories
	March 31, 2022	December 31, 2021

Completed goods	$3,816,366	$3,417,829
Raw materials and supplies	8,398,285	6,084,176
	$12,214,651	$9,502,005
5. Inventories
	2021	2020

Completed goods	$3,417,829	$3,393,794
Work in progress	-	152,595
Raw materials and supplies	6,084,176	4,826,087
	$9,502,005	$8,372,476